SCHEDULE OF RECONCILIATION OF EFFECTIVE INCOME TAX RATES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income (loss) before tax	$ (313,789)	$ (187,930)	$ (225,393)	$ 539,207
Tax (credit) calculated at statutory tax rate (25%)	(78,447)	(46,983)	(56,348)	134,802
Income tax exemptions and reliefs			(43,805)	(72,418)
Income tax difference under difference tax jurisdictions			29,273	65,596
Others (Note 1)			86,067	37,288
Valuation allowance	79,817	50,212
Total income taxes	$ 1,370	$ 3,229	$ 15,187	$ 165,268